Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

March 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche CROCI® Equity Dividend Fund and Deutsche Mid Cap Value Fund (collectively, the “Funds”), each a series of Deutsche Value Series, Inc. (the “Corporation”) (Reg. Nos. 033-18477; 811-05385)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 78 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on February 28, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Very truly yours,

/s/Andrew Hone

Andrew Hone

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.